Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Eurozone ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.1%
iShares MSCI Eurozone ETF(a)	14,114,585	$715,891,751

Total Investment Companies — 100.1%
(Cost: $640,962,097)		715,891,751

Total Investments in Securities — 100.1%
(Cost: $640,962,097)		715,891,751

Other Assets, Less Liabilities — (0.1)%		(478,987)

Net Assets — 100.0%		$715,412,764

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL
Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$216	$—
iShares MSCI Eurozone ETF	568,545,846	522,085,876		(518,429,533)	17,389,074	126,300,488	715,891,751	14,114,585	8,309,233	—
					$17,389,074	$126,300,488	$715,891,751		$8,309,449	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	5,864,000	USD	7,169,620	SSB	06/02/21	$1,171
EUR	4,294,000	USD	5,188,081	JPM	06/03/21	62,933
EUR	55,423,834	USD	67,764,627	MS	06/03/21	11,657
EUR	520,317,511	USD	636,178,693	SSB	06/03/21	103,301
USD	1,785,397	EUR	1,460,000	UBS	06/03/21	4
						179,066
USD	7,149,582	EUR	5,864,000	JPM	06/02/21	(21,209)
USD	4,393,985	EUR	3,648,000	CITI	06/03/21	(67,054)
USD	19,613,425	EUR	16,094,000	JPM	06/03/21	(67,486)
USD	66,754,744	EUR	55,423,834	MS	06/03/21	(1,021,541)
USD	600,275,734	EUR	498,360,511	SSB	06/03/21	(9,155,647)
USD	6,086,434	EUR	5,049,000	UBS	06/03/21	(87,849)
USD	2,593,992	EUR	2,120,000	CITI	07/06/21	(151)
USD	69,928,731	EUR	57,158,834	MS	07/06/21	(13,821)
USD	643,758,325	EUR	526,181,511	SSB	07/06/21	(105,015)
						(10,539,773)
	Net unrealized depreciation				.	$(10,360,707)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Eurozone ETF
May 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$715,891,751	$—	$—	$715,891,751
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$179,066	$—	$179,066
Liabilities
Forward Foreign Currency Exchange Contracts	—	(10,539,773)	—	(10,539,773)
	$—	$(10,360,707)	$—	$(10,360,707)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

CITI	Citibank N.A.
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley & Co. International PLC
SSB	State Street Bank and Trust Co.
UBS	UBS AG

Currency Abbreviations

EUR	Euro
USD	United States Dollar